Other Income - Components of Other Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other Liabilities Disclosure [Abstract]
Foreign exchange (loss) gain	$ (87)	$ 595	$ 1,048	$ 182
Other income	1,027	19	1,035	67
Total	$ 940	$ 614	$ 2,083	$ 249